Equity reserves (Narrative) (Details) $ / shares in Units, Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) Share $ / shares	Dec. 31, 2021 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $		$ 2,372	$ 3,135
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares		$ 10.69
Number of share options granted in share-based payment arrangement | Share		363	467
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 11.79
Expected dividend as percentage, share options granted		0.00%
Expected forfeiture rate of share options granted		0.00%
Weighted average remaining contractual life of outstanding share options		2 years 8 months 12 days	2 years 7 months 6 days
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | Share		111	76